COMMONWEALTH CASH RESERVE FUND, INC.
                       4350 NORTH FAIRFAX DRIVE, SUITE 580
                            ARLINGTON, VIRGINA 22203
                                 1-800-338-3383



November 6, 2007



Via Electronic Transmission
---------------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re: Commonwealth Cash Reserve Fund, Inc. (the "Corporation") - Rule 497(j) Certification
                (1933 Act File No. 33-10754; 1940 Act File No. 811-4933)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Corporation hereby certifies that the definitive forms of prospectuses and the definitive statement of additional information dated October 31, 2007, that would have been filed under paragraph (c) of Rule 497, each do not differ from those contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485 (b) as Post-Effective Amendment No. 37 on October 31, 2007.

                              Sincerely,
                              COMMONWEALTH CASH RESERVE FUND, INC.


                              By: /s/ Jennifer L. Scheffel
                                  ------------------------
                              Name:  Jennifer L. Scheffel
                              Title: Secretary